Trade and other receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Trade receivables	$ 493	$ 399
Other receivables	49	102
Prepayments	104	73
Total	$ 646	$ 574